Acquisitions - Schedule of Proforma for Acquisitions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pro forma sales	$ 17,141,884	$ 61,718,685	$ 65,629,644
Pro forma net income	$ (981,186)	(6,971,425)	(1,841,323)
Pro forma basic and diluted earnings per share	$ (0.03)
Dr [Member]
Pro forma sales
Pro forma net income		314,372	419,162
Cr [Member]
Pro forma sales		(1,909,019)
Pro forma net income		(184,000)
Proforma [Member]
Pro forma sales		59,809,666	65,629,644
Pro forma net income		(7,101,797)	(2,260,485)
Quest Marketing, Inc [Member]
Pro forma sales		56,202,332	54,458,845
Pro forma net income		(5,695,225)	(2,431,175)
HTS [Member]
Pro forma sales		5,516,353	4,850,799
Pro forma net income		$ (1,276,200)	(169,846)
TT Ltd [Member]
Pro forma sales			6,320,000
Pro forma net income			$ 759,698